As filed with the Securities and Exchange Commission on October 21, 2004

File Nos. 33-11716

811-5018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 41

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 40

SMITH BARNEY INVESTMENT SERIES

(Formerly, Concert Investment Series)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

ROBERT I. FRENKEL

300 FIRST STAMFORD PLACE

4TH FLOOR

STAMFORD, CONNECTICUT 06902

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

ROGER P. JOSEPH

BINGHAM McCUTCHEN LLP,

150 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective on November 1, 2004 pursuant to subparagraph (b) of Rule 485, or such earlier date on which the Commission may declare this filing effective pursuant to subparagraph (a)(3) of Rule 485.

*	This filing relates solely to shares of the Trust’s series Smith Barney Large Cap Core Fund and Smith Barney Large Cap Core Portfolio.

Explanatory Note

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-11716) and Amendment No. 37 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-5018) pursuant to Rule 485(a) on August 9, 2004 (Accession No. 0001193125-04-135172) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 1, 2004 or such earlier date on which the Commission may declare this filing effective pursuant to subparagraph a(3) of Rule 485.

Part C. Other Information

Item	23. Exhibits.

†	(a)(1)	Amended and Restated Declaration of Trust dated March 1, 2002.

++++++	(a)(2)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

++++++++	(a)(3)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

†	(a)(4)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

†	(a)(5)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

†	(a)(6)	Certificate of Amendment to the Amended and Restated Declaration of Trust.

+++	(b)	Amended and Restated By-Laws dated March 1, 2002.

****	(c)(1)	Specimen copy of certificate for Share of Beneficial Interest in Common Sense Trust for Class A shares.

****	(c)(2)	Specimen copy of certificate for Share of Beneficial Interest in Common Sense Trust for Class B shares.

****	(c)(3)	Specimen copy of certificate for Share of Beneficial Interest in Common Sense Trust for Class 1 shares.

†	(d)(1)	Management Agreement with Smith Barney Fund Management LLC.

+++++	(d)(2)	Form of Subadvisory Agreement with Citigroup Asset Management Ltd.

++	(e)(1)	Form of Distribution Agreements with Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) and PFS Distributors, Inc., dated June 5, 2000.

+	(e)(2)	Form of Dealer Agreement.

+	(f)(1)	Retirement Plan for Directors.

++++	(f)(2)	Trustee Retirement Plan, dated June 30, 2002.

†	(g)	Master Custodian Agreement.

+++++	(h)(1)	Form of Transfer Agency and Services Agreement.

+++++	(h)(2)	Form of Sub-Transfer Agency and Services Agreement.

	(i)	Previously filed.

††	(j)	Consent of Independent Auditors.

	(k)	Not applicable.

*	(l)(1)	Investment Letter for Common Sense Funds.

**	(l)(2)	Investment Letter for Common Sense II Funds dated May 2, 1994.

***	(l)(3)	Investment Letter for Common Sense II Emerging Growth Fund and Common Sense II International Equity Fund.

†	(m)(1)	Class A Service Plan.

†	(m)(2)	Class B Service Plan.

†	(m)(3)	Class L Service Plan.

†	(m)(4)	Class O Service Plan.

†	(m)(5)	Class P Service Plan.

+++++++	(m)(6)	Salomon Brothers Class A Service Plan.

++++++++	(m)(7)	Salomon Brothers Class B Service Plan.

+++++++	(m)(8)	Salomon Brothers Class 2 Service Plan.

*****	(n)	Rule 18f-3 Plan.

++	(p)	Code of Ethics.

++++, † and †††	(q)	Powers of Attorney for the Registrant.

*	Incorporated herein by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 31, 1987.

**	Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 28, 1994.

***	Incorporated herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 11, 1995.

****	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 21, 1996.

*****	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 1997.

+	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 26, 1999.

++	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 11, 2000.

+++	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 27, 2002.

++++	Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 13, 2002.

+++++	Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 2003.

++++++	Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 15, 2003.

+++++++	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 19, 2003.

++++++++	Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 22, 2003.

†	Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 27, 2004.

††	To be filed by amendment.

†††	Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N1-A, as filed with the Securities and Exchange Commission on August 9, 2004.

Item	24. Persons Controlled by or under Common Control with Registrant.

None

Item	25. Indemnification.

Reference is hereby made to (a) Article V of the Registrant’s Declaration of Trust, incorporated by reference herein; (b) Section 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc., incorporated by reference herein; (c) Section 4 of the Distribution Agreement between the Registrant and PFS Distributors, Inc., incorporated by reference herein; and (d) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

The Trustees and officers of the Registrant and the personnel of the Registrant’s administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item	26. Business and Other Connections of the Investment Adviser

Investment Adviser—Smith Barney Fund Management LLC, formerly known as SSB Citi Fund Management LLC (“SBFM”).

SBFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBFM is an indirect wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 26 of the officer and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to the currently effective Form ADV of SBFM (SEC File No. 801-8314).

Citigroup Asset Management Ltd. (“Citigroup Asset Management”) is an investment adviser incorporated under the laws of England and Wales. Citigroup Asset Management is an indirect wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. Citigroup Asset Management is registered as an investment adviser under the Advisers Act.

The list required by this Item 26 of the officers and directors of Citigroup Asset Management together with information as to any other business, profession, vocation or employment of engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to the currently effective Form ADV of Citigroup Asset Management (SEC File No. 801-57655).

Item	27. Principal Underwriters.

(a) Citigroup Global Markets Inc. (“CGM”) (formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust I, CitiFunds Trust III, CitiFunds Premium Trust, CitiFunds Institutional Trust. CGM is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

CGM is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Allocation Series Inc., Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts. Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust and Smith Barney Money Funds, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form

BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item	28. Location of Accounts and Records.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Citigroup Global Markets Inc. (distributor)	388 Greenwich Street New York, NY 10013

PFS Distributors, Inc. (distributor)	3120 Breckinridge Boulevard Duluth, Georgia 30099

State Street Bank and Trust Company (custodian and fund accounting agent)	225 Franklin Street Boston, MA 02110

Citicorp Trust Bank, fsb (transfer agent)	125 Broad Street New York, NY 10004

Smith Barney Fund Management LLC (manager)	399 Park Avenue New York, NY 10022

PFPC Inc. (sub-transfer agent	P.O. Box 9699 ) Providence, RI 02940-9699

Primerica Shareholder Services (sub-transfer agent)	P.O. Box 9662 Providence, RI 02940-9662

Item	29. Management Services.

Not applicable.

Item	30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post effective amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 21st day of October, 2004.

Smith Barney Investment Series, on behalf of its series Smith Barney Large Cap Core Fund and Smith Barney Large Cap Core Portfolio

By:	/s/ Thomas C. Mandia
Thomas C. Mandia
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 21st, 2004.

Signature:	Title:

R. Jay Gerken* R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer

Frances Guggino* Frances Guggino	Treasurer and Chief Financial Officer

Elliott J. Berv* Elliott J. Berv	Trustee

Donald M. Carlton* Donald M. Carlton	Trustee

A. Benton Cocanougher* A. Benton Cocanougher	Trustee

Mark T. Finn* Mark T. Finn	Trustee

Stephen Randolph Gross* Stephen Randolph Gross	Trustee

Diana R. Harrington* Diana R. Harrington	Trustee

Susan B. Kerley* Susan B. Kerley	Trustee

Alan G. Merten* Alan G. Merten	Trustee

R. Richardson Pettit* R. Richardson Pettit	Trustee

*By:	/s/ Thomas C. Mandia Thomas C. Mandia
Executed by Thomas C. Mandia on behalf of those indicated pursuant to powers of attorney